Goodwill and Intangible Assets - Schedule of Goodwill and Intangible Assets Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	$ 660
Intangible assets and goodwill at end of period	1,368	$ 660
Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	304
Intangible assets and goodwill at end of period	280	304
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	231
Intangible assets and goodwill at end of period	267	231
Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	3
Intangible assets and goodwill at end of period	9	3
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	75
Intangible assets and goodwill at end of period	407	75
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	47
Intangible assets and goodwill at end of period	405	47
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	2,340	2,083
Additions	130	395
Acquisitions	707
Disposals	(161)	(138)
Intangible assets and goodwill at end of period	3,016	2,340
Cost | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	1,340	1,238
Additions	81	240
Acquisitions	3
Disposals	(157)	(138)
Intangible assets and goodwill at end of period	1,267	1,340
Cost | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	517	464
Additions	49	53
Acquisitions	0
Disposals	(4)	0
Intangible assets and goodwill at end of period	562	517
Cost | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	228	226
Additions	0	2
Acquisitions	6
Disposals	0	0
Intangible assets and goodwill at end of period	234	228
Cost | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	75	18
Additions	0	57
Acquisitions	332
Disposals	0	0
Intangible assets and goodwill at end of period	407	75
Cost | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	180	137
Additions	0	43
Acquisitions	366
Disposals	0	0
Intangible assets and goodwill at end of period	546	180
Accumulated Amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,680)	(1,692)
Additions	(129)	(126)
Disposals	161	138
Intangible assets and goodwill at end of period	(1,648)	(1,680)
Accumulated Amortization | Technology, Licenses and Similar Rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(1,036)	(1,052)
Additions	(108)	(122)
Disposals	157	138
Intangible assets and goodwill at end of period	(987)	(1,036)
Accumulated Amortization | Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(286)	(283)
Additions	(13)	(3)
Disposals	4	0
Intangible assets and goodwill at end of period	(295)	(286)
Accumulated Amortization | Patents
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(225)	(225)
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	(225)	(225)
Accumulated Amortization | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	0	0
Additions	0	0
Disposals	0	0
Intangible assets and goodwill at end of period	0	0
Accumulated Amortization | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill at beginning of period	(133)	(132)
Additions	(8)	(1)
Disposals	0	0
Intangible assets and goodwill at end of period	$ (141)	$ (133)